Government Grants (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Government Grant

	December 31, 2018	December 31, 2017
	(in thousands)
Received	$3,539	$3,539
Less accumulated amortization	(2,792)	(2,745)
Foreign exchange translation adjustment	172	207
Total government grants	919	1,001
Less current portion	(42)	(35)
Non-current government grants	$877	$966